Schedule of Realized Capital Gains and Losses by Asset Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ 27,118	$ 118,294	$ 14,911
Fixed income securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	42,361	1,759	(1,537)
Mortgage loans
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	25	1,110	(1,507)
Equity securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(3,260)	62,821	27,944
Limited partnership interests
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(6,948)	(239)	(40)
Derivative instruments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	(4,923)	52,724	$ (9,949)
Short-term investments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ (137)	$ 119